Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0000091847
Registrant Name	SOURCE CAPITAL /DE/
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES